Income tax expense - Deferred tax assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense - Deferred tax assets
Unrecognized deferred tax assets	€ 12,255
Unused tax losses for which no deferred tax asset recognized	567,800	€ 160,000
Unused tax loss carried forward, which will expire in 2028	1,400
Unused tax loss carried forward, which will expire in 2029	€ 7,200
Tax rate applicable	25.00%	25.00%	25.00%
Temporary differences and unused tax losses
Income tax expense - Deferred tax assets
Unrecognized deferred tax assets	€ 141,900	€ 40,000
Netherlands
Income tax expense - Deferred tax assets
Tax rate applicable	25.00%	25.00%	25.00%
Belgium
Income tax expense - Deferred tax assets
Tax rate applicable	25.00%